AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Principal Amount	General Obligation Bonds (4.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$335,148

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,978,252

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	409,476
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	931,100
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	961,292

	Warren County, Kentucky
615,000	4.000%, 06/01/25 Series 2011	Aa1/NR/NR	640,350
635,000	4.000%, 06/01/26 Series 2011	Aa1/NR/NR	660,597
660,000	4.000%, 06/01/27 Series 2011	Aa1/NR/NR	685,575

	Total General Obligation Bonds		8,601,790

	Revenue Bonds (84.8%)

	State Agency (26.2%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,024,260
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,271,500
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,307,100
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,180,440

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,348
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,456
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,490
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,528
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,561
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,638
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,568
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,731
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	384,143
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	312,271
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	457,442
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	472,176
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	486,195
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	511,820

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,604,218
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,888,509

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,127,400
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	670,363
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	700,195
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,680,285
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	866,450
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,450,720
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,770,150
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,453,365
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,704,699
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,914,750
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,552,656
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,114,160
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,201,480
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,395,400
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	589,470
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,707,182
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,189,194
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,229,760

	Total State Agency		48,332,073

	Airports (3.9%)

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,326,618
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,668,472
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	2,172,295

	Total Airports		7,167,385

	Healthcare (9.4%)

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	814,549
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	775,116
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	568,670

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	3,046,392
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,162,760

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	743,879

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	967,329

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,502,798
680,000	4.000%, 10/01/29	NR/A+/NR	718,284

	Total Healthcare		17,299,777

	Higher Education (10.4%)

	Boyle County, Kentucky Educational Facilities Refunding, Series 2017 (Centre College)
2,050,000	5.000%, 06/01/28	A3/A/NR	2,479,557
1,000,000	5.000%, 06/01/29	A3/A/NR	1,204,120

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,301,300
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,498,607
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	967,805

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	566,692
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	674,440

	Lexington-Fayette, Kentucky Urban County Government (Transylvania University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,434,814

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,552,070

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,157,350
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,092,500

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,070,391

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA-/NR	1,119,990

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Baa1/A+/NR	1,054,110

	Total Higher Education		19,173,746

	Housing (0.6%)

	Kentucky Housing Multifamily Mortgage Revenue
1,160,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,162,100

	Local Public Property (6.1%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,955,889
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,644,740
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,167

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	541,682
100,000	4.250%, 02/01/24 Series A	NR/AA-/NR	101,651
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	320,301
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	367,819
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	391,099
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	423,758
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	456,367

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	952,625

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,920,148

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,103,750

	Total Local Public Property		11,252,996

	School Building (13.7%)

	Caldwell County, Kentucky School District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	548,486

	Campbell County, Kentucky School District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	351,036

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,517,830
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,125,650
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	779,648

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,640,590
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,250,963

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	941,351
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,208,891
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,347,960
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,792,233

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	632,287
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	674,723

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,659,872
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,773,255

	Total School Building		25,244,775

	Student Loan (2.1%)

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,550,290
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	452,952
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	706,104
580,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	591,786
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	536,625

	Total Student Loan		3,837,757

	Turnpike/Highway (9.1%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,430,500
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,701,882
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,085,330
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,036,545
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,461,562

	Total Turnpike/Highway		16,715,819

	Utilities (3.3%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,404,175

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	535,045
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,155,699

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,077,920

	Total Utilities		6,172,839

	Total Revenue Bonds		156,359,267

	Pre-Refunded Bonds (7.9%)††

	Pre-Refunded Revenue Bonds (7.9%)

	Airports (3.0%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,698,169
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	436,828
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,474,295
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	819,053
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	316,650
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	348,315
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	385,258

	Total Airports		5,478,568

	Healthcare (4.0%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa3/BBB-/BBB-	2,006,000
2,535,000	5.000%, 02/01/23 Series B	Baa3/BBB-/BBB-	2,542,605

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa3/BBB-/BBB-	1,003,000

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,871,974

	Total Healthcare		7,423,579

	Local Public Property (0.4%)

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	224,843
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	104,578
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	104,578
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	240,529

	Total Local Public Property		674,528

	Utilities (0.5%)

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,025,470

	Total Pre-Refunded Bonds		14,602,145

	Total Municipal Bonds (cost $171,386,114)		179,563,202

Shares	Short-Term Investment (1.4%)
2,540,779	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $2,540,779)	Aaa-mf/AAAm/NR	2,540,779

	Total Investments (cost $173,926,893-note b)	98.8%	182,103,981
	Other assets less liabilities	1.2	2,145,817
	Net Assets	100.0%	$184,249,798

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Pre-refunded bonds††	8.1%
	Aa of Moody's or AA of S&P or Fitch	36.8
	A of Moody's or S&P or Fitch	52.0
	Baa of Moody's or BBB of S&P	2.4
	Not Rated*	0.7
		100.0%

PORTFOLIO ABBREVIATIONS
AGMC -	Assured Guaranty Municipal Corp.
AMT -	Alternative Minimum Tax
COP -	Certificates of Participation
NPFG -	National Public Finance Guarantee
NR -	Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,926,893 amounted to of $8,177,088, which consisted of aggregate gross unrealized appreciation of $8,177,957 and aggregate gross unrealized depreciation of $869.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,540,779
Level 2 – Other Significant Observable Inputs- Municipal Bonds	179,563,202
Level 3 – Significant Unobservable Inputs	—
Total	$182,103,981
+ See schedule of investments for a detailed listing of securities.